Item 1. Report to Shareholders

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

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T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Performance Comparison
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This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Prime Reserve Fund
--------------------------------------------------------------------------------
As of 5/31/03
                                                       Lipper
                                                 Money Market             Prime
                                                Funds Average      Reserve Fund

05/31/93                                             10000                10000
05/31/94                                             10272                10273
05/31/95                                             10761                10771
05/31/96                                             11316                11336
05/31/97                                             11868                11893
05/31/98                                             12473                12507
05/31/99                                             13062                13109
05/31/00                                             13726                13793
05/31/01                                             14499                14596
05/31/02                                             14812                14956
05/31/03                                             14954                15107


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended
5/31/03                  1 Year         3 Years         5 Years        10 Years

Prime Reserve Fund         1.01%           3.08%           3.85%           4.21%

Lipper Money Market
Funds Average              0.77            2.70            3.54            4.10

Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Dear Shareholder

Reflecting low money market rates, your fund had a positive return of 1.01% during the 12 months ended May 31, 2003. It outperformed the Lipper average of similarly managed funds during the period due primarily to an emphasis on higher-yielding money market securities as interest rates declined.


Interest Rate Levels
--------------------

                                  6-Month          3-Month
                                  Treasury        Treasury        Federal Funds
                                  Bill                Bill          Target Rate

5/31/2002                         1.88                1.72                 1.75

6/30/2002                         1.74                1.68                 1.75

7/31/2002                         1.68                1.69                 1.75

8/31/2002                         1.66                1.67                 1.75

9/30/2002                         1.5                 1.55                 1.75

10/31/2002                        1.41                1.45                 1.75

11/30/2002                        1.28                1.21                 1.25

12/31/2002                        1.2                 1.19                 1.25

1/31/2003                         1.18                1.17                 1.25

2/28/2003                         1.18                1.19                 1.25

3/31/2003                         1.11                1.11                 1.25

4/30/2003                         1.14                1.11                 1.25

5/31/2003                         1.08                 1.1                 1.25



As you know, the fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income by investing in a diversified portfolio of high-quality, U.S. dollar-denominated money market securities. The fund's average weighted maturity will not exceed 90 days, and we will not purchase any security with a maturity longer than 13 months.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity slipped from 63 days to 53 days during its fiscal year. Its simple seven-day dividend yield also declined from 1.45% to 0.62%, reflecting the decline in interest rates during that period. The fund's price per share remained steady at $1.00, and its weighted average quality remained very high because we continued to focus primarily on money market instruments with the highest credit quality.


Portfolio Characteristics

Periods Ended                                      5/31/02              5/31/03

Price Per Share                            $          1.00      $          1.00

Dividend Yield
(7-Day Simple)*                                       1.45%                0.62%

Weighted Average
Maturity (days)                                         63                   53

Weighted Average
Quality **                                            AAA-                 AAA-


* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 13, 2003

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
NET ASSET VALUE
Beginning of
period           $ 1.000     $ 1.000     $ 1.000     $ 1.000   $   1.000

Investment
activities

  Net investment
  income
  (loss)           0.010       0.024       0.057       0.051       0.047

Distributions
  Net investment
  income          (0.010)     (0.024)     (0.057)     (0.051)     (0.047)

NET ASSET VALUE
End of period      1.000       1.000       1.000       1.000       1.000
                   -----       -----       -----       -----       -----


Ratios/Supplemental Data

Total return^       1.01%       2.47%       5.82%       5.22%       4.82%

Ratio of total
expenses to
average net
assets              0.64%       0.63%       0.59%       0.62%       0.66%

Ratio of net
investment
income (loss)
to average
net assets          1.01%       2.44%       5.66%       5.11%       4.70%

Net assets,
end of period
(in millions)    $ 5,652     $ 5,531     $ 5,758     $ 5,618     $ 5,169


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                              In thousands
BANK NOTES  1.6%

American Express Centurion Bank
      1.31%, 6/11/03                           $     9,750         $      9,750

      1.31%, 6/9/03                                  3,000                3,000

US Bank National Assn.,
1.31%, 7/8/03                                       75,000               75,000

Total Bank Notes (Cost  $87,750)                                         87,750


CERTIFICATES OF DEPOSIT  48.1%

Abbey National Treasury Services,
1.32%, 9/23/03                                      49,500               49,500

American Express Centurion Bank,
1.25%, 6/16/03                                      50,000               50,000

Australia & New Zealand Banking,
1.25%, 7/18/03                                      50,000               50,000

Bank of Montreal, London,
1.25%, 6/30/03                                     100,000              100,000

Bank of Nova Scotia, London,
1.26%, 6/19/03                                      75,000               75,000

Bank of Scotland,
1.26%, 7/2/03                                       46,500               46,500

Barclays Bank
      1.18%, 1/5/04                                 35,000               35,000

      1.24%, 8/4/03                                 50,000               50,004

  London, 1.26%, 6/16/03                            25,000               25,000

Bayerische Landesbank Girozentrale
      1.29%, 7/15/03                                25,000               25,000

      1.30%, 7/16/03                                24,500               24,500

      2.10%, 3/12/04                                60,000               60,421

  London, 1.35%, 6/17/03                            34,000               34,000

BNP Paribas
  London
      1.18%, 6/18/03                                50,000               50,000
      1.26%, 7/30/03                                50,000               50,000

Canadian Imperial Bank of Commerce
      1.22%, 4/2/04                                 10,000               10,000

      1.31%, 7/7/03                                 24,750               24,750

Comerica Bank, 1.27%, 8/19/03                       49,650               49,651

Credit Agricole Indosuez
      1.25%, 6/23/03                                25,000               25,000

  London, 1.335%, 6/18/03                           50,000               50,000

Credit Suisse
First Boston, 1.255%, 6/25/03                       50,000               50,000

Danske Bank, 1.26%, 6/30/03                         25,000               25,000

Deutsche Bank,
1.305%, 7/2/03                             $       100,000        $     100,000

Dexia Bank Belgium,
1.255%, 6/30/03                                    100,000              100,000

First Tennessee Bank,
1.25%, 7/22/03                                      49,750               49,750

Fortis Bank, 1.25%, 6/2/03                          50,000               50,000

HBOS Treasury Services,
London, 1.25%, 6/27/03                             100,000              100,000

KBC Bank, 1.25%, 6/9/03                             49,500               49,500

Landesbank Baden-
Wuerttemburg, 1.255%, 6/23/03                       99,000               99,000

Landesbank Hessen-
Thuringen, London,
1.26%, 7/30/03                                      80,000               80,000

Lloyds Bank, London,
1.25%, 6/20/03                                      50,000               50,000

Marshall & Ilsley Bank,
1.18%, 6/19/03                                      49,300               49,300

Mercantile Safe Deposit & Trust
      1.25%, 4/14/04                                10,000               10,000

      1.30%, 3/29/04                                 9,750                9,750

National Australia Bank, London,
1.33%, 9/24/03                                      50,000               50,002

Nordea Bank Finland
      1.305%, 4/13/04                               49,800               49,800

      1.23%, 8/26/03                                11,700               11,697

      1.27%, 6/30/03                                 6,500                6,499

Nordeutsche Landesbank
   London
      1.26%, 6/18 - 7/31/03                        125,000              125,000

      1.27%, 7/2/03                                 30,000               30,000

Northern Rock
   London
      1.25%, 7/1/03                                 50,000               50,000

Rabobank Nederland
   London
      1.25%, 6/12/03                               110,000              110,000

Royal Bank of Canada,
1.34%, 7/17/03                                      50,000               50,000

Royal Bank of Scotland, London,
1.25%, 6/25/03                                      50,000               50,000

San Paolo IMI
      1.25%, 6/2 - 6/3/03                           95,000               95,000

      1.32%, 7/1/03                                 26,000               26,000

Skandinaviska Enskilda Banken,
1.25%, 7/31/03                                      50,000               50,000

Societe Generale
  London
      1.32%, 7/7/03                                 55,000               55,000

      1.335%, 3/31/04                               20,000               20,006

Toronto-Dominion Bank,
1.25%, 7/25/03                             $        50,000          $    50,000

Wells Fargo Bank,
1.25%, 6/24/03                                      49,700               49,700

Westdeutsche Landesbank
      1.21%, 8/12/03                                14,750               14,750

      1.25%, 4/7/04                                 49,850               49,850

  London, 1.30%, 7/21/03                            25,000               25,000

Wilmington Trust,
1.22%, 8/27/03                                      44,500               44,500

Total Certificates of Deposit (Cost  $2,719,430)                      2,719,430


COMMERCIAL PAPER  40.5%

Alpine Securitization
  4(2)
      1.25%, 6/17/03                                50,000               49,972

      1.26%, 6/17/03                                25,000               24,986

Asset Portfolio Funding, 4(2),
1.22%, 7/3/03                                        6,700                6,693

Asset Securitization Cooperative, 4(2),
1.25%, 6/17/03                                      35,000               34,981

Atlantic Asset Securitization
      1.26%, 6/12 - 6/24/03                         50,772               50,749

  4(2)
      1.25%, 6/10/03                                30,000               29,991

      1.26%, 6/2 - 6/27/03                          22,071               22,058

      1.27%, 6/9/03                                 10,534               10,531

CBA (Delaware) Finance
      1.255%, 6/5/03                               100,000               99,986
      1.27%, 7/14/03                                 2,100                2,097

Citibank Credit Card Issuance Trust
      1.26%, 6/17/03                                 5,500                5,497

  4(2)
      1.24%, 6/27/03                                40,000               39,964

      1.25%, 6/4 - 6/6/03                          100,000               99,986

Corporate Asset Funding, 4(2),
1.19%, 9/15/03                                      50,000               49,825

Corporate Receivables
  4(2)
      1.22%, 7/9/03                                 50,000               49,936

      1.25%, 6/13/03                                50,000               49,979

Danske Corporation
      1.25%, 6/11/03                                 1,050                1,050

      1.365%, 6/6/03                                49,400               49,390

Delaware Funding
  4(2)
      1.24%, 6/12/03                        $      101,135          $   101,097

      1.26%, 6/24/03                               100,000               99,919

Discover Card Master Trust
  4(2)
      1.26%, 7/17/03                               122,995              122,869

Electricite de France
      1.26%, 6/6 - 6/16/03                           6,160                6,158

Fairway Finance
      1.26%, 6/17/03                                 1,379                1,378

  4(2)
      1.25%, 6/23/03                                 3,000                2,998

      1.26%, 6/20 - 6/23/03                         53,806               53,770

      1.27%, 6/10/03                                   500                  500

Falcon Asset Securitization
  4(2)
      1.24%, 6/4/03                                 11,000               10,999

      1.25%, 6/5 - 6/25/03                          58,585               58,558

      1.26%, 6/13/03                                23,225               23,215

FCAR Owner Trust, 1.25%, 6/17/03                    79,500               79,456

Ford Credit Floorplan Master Owner Trust
  4(2)
      1.27%, 7/1 - 7/25/03                          50,150               50,059

Giro Funding
      1.20%, 6/16/03                                50,000               49,975

  4(2)
      1.26%, 7/8/03                                  1,800                1,798

      1.27%, 6/27/03                                50,000               49,954

Giro Multi-Funding
  4(2)
      1.25%, 6/16/03                                50,000               49,974

      1.26%, 6/12 - 6/20/03                         40,000               39,979

Greyhawk Capital,
1.25%, 6/5/03                                       30,000               29,996

Home Depot, 4(2), 1.24%, 6/5/03                     50,000               49,993

K2
  4(2)
      1.23%, 7/3/03                                 11,000               10,988

      1.31%, 6/9/03                                  2,700                2,699

Kitty Hawk Funding, 4(2),
1.30%, 6/18/03                                  $    3,693          $     3,691

MassMutual Funding
  4(2)
      1.25%, 6/6 - 7/29/03                           3,020                3,018

MBNA Master Credit Card Trust II
      1.26%, 7/22/03                                44,200               44,121

  4(2), 1.26%, 6/3/03                                6,000                6,000

New Center Asset Trust
      1.26%, 6/6 - 7/30/03                         114,000              113,877

New York State Power Authority,
1.26%, 6/5/03                                       24,653               24,649

Old Line Funding, 4(2),
1.25%, 6/10/03                                      10,000                9,997

Paradigm Funding
      1.25%, 6/4/03                                 50,000               49,995

  4(2)
      1.26%, 6/11/03                                14,500               14,495

      1.27%, 6/10/03                                50,000               49,984

Park Avenue Receivables
  4(2)
      1.24%, 6/10/03                                40,000               39,988

      1.25%, 6/12 - 6/24/03                        111,544              111,484

      1.26%, 6/3/03                                 50,000               49,996

Pennine Funding, 4(2),
1.27%, 6/16/03                                      16,500               16,491

Preferred Receivables Funding
  4(2)
      1.25%, 6/23/03                                51,525               51,508

      1.26%, 6/12/03                                 5,360                5,358

Province of Quebec,
1.25%, 10/10/03                                      7,000                6,968

Stadshypotek Delaware,
1.25%, 7/8/03                                        4,500                4,494

Stanford University,
1.27%, 6/9/03                                       10,000                9,997

Svenska Handelsbanken,
1.30%, 6/20/03                                       2,000                1,999

Total Fina Elf Capital, 4(2),
1.32%, 6/2/03                                        6,643                6,643

Toyota Motor Credit Corp., 4(2),
1.25%, 6/17/03                                       3,390                3,388

UBS Finance
      1.25%, 6/4/03                                  3,200                3,199

      1.26%, 6/10 - 6/25/03                         15,855               15,845

Wal-Mart Funding
  4(2)
      1.24%, 6/26/03                                20,000               19,983

      1.25%, 6/26/03                                50,000               49,956

Total Commercial Paper (Cost  $2,291,127)                             2,291,127

FUNDING AGREEMENTS  3.7%

Allstate Life Insurance
  VR
      1.468%, 6/2/03, +                      $      25,000        $      25,000

      1.54%, 6/2/03, +                              25,000               25,000

GE Life & Annuity, VR,
1.3625%, 6/12/03                                    50,000               50,000

Protective Life, VR,
1.50%, 6/2/03                                       12,500               12,500

Security Life Of Denver,
1.36%, 6/23/03                                      30,000               30,000

Transamerica Occidential Life
  VR
      1.46%, 6/2/03                                 40,000               40,000

      1.47%, 6/2/03                                 25,000               25,000

Total Funding Agreements (Cost  $207,500)                               207,500

MEDIUM-TERM NOTES  7.6%

3M, 144A, 5.67%, 12/12/03                           13,900               14,201

AIG Sunamerica
      6.25%, 6/2/04                                 16,919               17,727

      1.376%, 6/23/03                               49,750               49,776

American Express Credit, VR,
1.367%, 6/17/03                                      3,000                3,001

BankAmerica, 6.875%, 6/1/03                          2,500                2,500

BMW US Capital, VR, 144A,
1.31%, 6/11/03                                      25,000               25,000

Federal Home Loan Bank
      1.25%, 9/4/03                                 50,000               50,000

      1.30%, 6/8/04                                 99,500               99,500

GE Capital
      5.375%, 4/23/04                                9,750               10,093

      1.34%, 6/9/04                                 23,900               23,900

      1.3475%, 6/17/03                              14,900               14,900

John Hancock Global Funding II,
VR, 144A,
1.38%, 6/30/03                                      30,000               30,009

Morgan Stanley, VR,
1.4375%, 6/10/03                                    19,750               19,751

New York Life, VR,
1.42%, 6/2/03                                       38,000               38,000

Wells Fargo,
4.25%, 8/15/03                                      32,300               32,484

Total Medium-Term Notes (Cost  $430,842)                                430,842

                                                                Value
--------------------------------------------------------------------------------
Total Investments in Securities                          In thousands

101.5% of Net Assets (Cost  $5,736,649)             $       5,736,649

Other Assets Less Liabilities                                 (84,485)

NET ASSETS                                          $       5,652,164
                                                            ---------

Net Assets Consist of:

Undistributed net investment income (loss)          $             736

Undistributed net realized gain (loss)                            (22)

Paid-in-capital applicable to
5,652,162,080 shares of $0.01 par
value capital stock outstanding;
15,000,000,000 shares authorized                            5,651,450


NET ASSETS                                          $       5,652,164
                                                            ---------

NET ASSET VALUE PER SHARE                           $            1.00
                                                                 ----

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $50,000,000 and represents 0.9% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $69,210,000 and represents 1.2% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"-total of such securities at period-end amounts to $1,640,251,000 and represents 29.0% of net assets

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              5/31/03
Investment Income (Loss)

Interest income                                        $       94,133

Expenses
  Investment management                                        21,177

  Shareholder servicing

     Prime Reserve shares                                      14,133

     Prime Reserve-Plus class shares                               28

  Prospectus and shareholder reports

     Prime Reserve shares                                         559

     Prime Reserve-Plus class shares                             --

  Custody and accounting                                          456

  Registration                                                    122

  Directors                                                        44

  Legal and audit                                                  21

  Proxy and annual meeting                                          1

  Miscellaneous                                                    38

  Total expenses                                               36,579

  Expenses paid indirectly                                        (12)

  Net expenses                                                 36,567

Net investment income (loss)                                   57,566

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                             36

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                $        57,602
                                                               ------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                $     57,566         $    141,465

  Net realized gain (loss)                              36                  (14)

  Increase (decrease) in net assets
  from operations                                   57,602              141,451

Distributions to shareholders
  Net investment income
      Prime Reserve shares                         (57,565)            (139,687)

      Prime Reserve-PLUS Class shares                 --                 (1,778)

  Decrease in net assets
  from distributions                               (57,565)            (141,465)

Capital share transactions *
  Shares sold
      Prime Reserve shares                       4,175,302            4,842,498

      Prime Reserve-PLUS Class shares               24,412               64,387

  Distributions reinvested
      Prime Reserve shares                          55,233              135,992

      Prime Reserve-PLUS
      Class shares                                     515                1,785

  Shares redeemed
      Prime Reserve shares                      (4,196,132)          (5,205,604)

      Prime Reserve-PLUS
      Class shares                                 (20,571)             (52,562)

  Shares transferred in connection
  with Plus Class closure
      Prime Reserve shares                          86,608                 --

      Prime Reserve-PLUS Class shares              (86,608)                --

  Increase (decrease) in net
  assets from capital share
  transactions                                      38,759             (213,504)

Net Assets

Increase (decrease) during period                   38,796             (213,518)

Beginning of period                              5,613,368            5,826,886

End of period                                $   5,652,164       $    5,613,368
                                             -------------       --------------


*    Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on January 26, 1976. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

From November 1, 1998 through November 25, 2002, the fund also offered a second class of shares. The T. Rowe Price Prime Reserve-PLUS Class (PLUS Class) provided expanded shareholder services, the cost of which was borne buy its shareholders. Each class had exclusive voting rights on matters related solely to that class, separate voting rights on matters which related to both classes, and, in all other respects, the same rights and obligations as the other class. On November 25, 2002, all outstanding shares of the PLUS Class were transferred into the Prime Reserve Fund class at their value on that date, and the PLUS class was closed. The transfer was nontaxable to investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $12,000 for the year ended May 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $57,565,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Undistributed ordinary income                                    736,000

Capital loss carryforwards                                       (22,000)

Paid-in capital                                            5,651,450,000

Net assets                                                 5,652,164,000
                                                           -------------


The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $1,000 of capital loss carryforwards. As of May 31, 2003, the fund had $22,000 of capital loss carryforwards that expire in 2009.

At May 31, 2003, the cost of investments for federal income tax purposes was $5,736,649,000


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,786,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $10,180,000 for the year ended May 31, 2003, of which $1,059,000 was payable at period-end.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Prime Reserve Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Prime Reserve Fund, Inc. (the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund's directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Date of Birth)         Principal Occupation(s) During Past 5 Years and
Year Elected*           Directorships of Other Public Companies

Anthony W. Deering      Director, Chairman of the Board, President, and Chief
(1/28/45)               Executive Officer, The Rouse Company, real estate
1979                    developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.     Principal, EuroCapital Advisors, LLC, an acquisition and
(1/27/43)               management advisory firm
2001

David K. Fagin          Director, Golden Star Resources Ltd., Canyon Resources
(4/9/38)                Corp. (5/00 to present), and Pacific Rim Mining Corp.
2001                    (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver    President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)               consulting environmental and civil engineers
1980

Hanne M. Merriman       Retail Business Consultant; Director, Ann Taylor Stores
(11/16/41)              Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse
2001                    Company, and US Airways Group, Inc.

John G. Schreiber       Owner/President, Centaur Capital Partners, Inc., a real
(10/21/46)              estate investment company; Senior Advisor and Partner,
1992                    Blackstone Real Estate Advisors, L.P.; Director, AMLI
                        Residential Properties Trust, Host Marriott Corp., and
                        The Rouse Company

Hubert D. Vos           Owner/President, Stonington Capital Corp., a private
(8/2/33)                investment company
2001

Paul M. Wythes          Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)               capital limited partnership,providing equity capital to
2001                    young high-technology companies throughout the United
                        States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Prime Reserve Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe
Price Portfolios        Principal Occupation(s) During Past 5 Years and
Overseen]               Directorships of Other Public Companies

William T. Reynolds     Director and Vice President, T. Rowe Price and T. Rowe
(5/26/48)               Price Group, Inc.; Director, T. Rowe Price Global Asset
1995                    Management Limited
[37]

James S. Riepe          Director and Vice President, T. Rowe Price; Vice
(6/25/43)               Chairman of the Board, Director, and Vice President,
1994                    T. Rowe Price Group, Inc.; Chairman of the Board and
[105]                   Director, T. Rowe Price Global Asset Management Limited,
                        T. Rowe Price Global Investment Services Limited,
                        T. Rowe Price Investment Services, Inc., T. Rowe Price
                        Retirement Plan Services, Inc., and T. Rowe Price
                        Services, Inc.; Chairman of the Board, Director,
                        President, and Trust Officer, T. Rowe Price Trust
                        Company; Director, T. Rowe Price International, Inc.;
                        Chairman of the Board, Prime Reserve Fund

M. David Testa          Chief Investment Officer, Director, and Vice President,
(4/22/44)               T. Rowe Price; Vice Chairman of the Board, Chief
1997                    Investment Officer, Director, and Vice President,
[105]                   T. Rowe Price Group, Inc.; Director, T. Rowe Price
                        Global Asset Management Limited and T. Rowe Price Global
                        Investment Services Limited; Chairman of the Board and
                        Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name
(Date of Birth)
Title and Fund(s)
Served                  Principal Occupation(s)

Stephen V. Booth        Vice President, T. Rowe Price, T. Rowe Price Group,
(6/21/61)               Inc., and T. Rowe Price Trust Company
Vice President,
Prime Reserve Fund

Steven G. Brooks, CFA   Vice President, T. Rowe Price and T. Rowe Price Group,
(8/5/54)                Inc.
Vice President,
Prime Reserve Fund

Brian E. Burns          Assistant Vice President, T. Rowe Price
(10/6/60)
Vice President,
Prime Reserve Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name
(Date of Birth)
Title and Fund(s)
Served                  Principal Occupation(s)

Joseph A. Carrier       Vice President, T. Rowe Price, T. Rowe Price Group,
(12/30/60)              Inc., and T. Rowe Price Investment Services, Inc.
Treasurer,
Prime Reserve Fund

Patrick S. Cassidy      Vice President, T. Rowe Price and T. Rowe Price Group,
(8/27/64)               Inc.
Vice President,
Prime Reserve Fund

Roger L. Fiery III      Vice President, T. Rowe Price, T. Rowe Price Group,
(2/10/59)               Inc., T. Rowe Price International, Inc., and T. Rowe
Vice President,         Price Trust Company
Prime Reserve Fund

Mark S. Finn            Vice President, T. Rowe Price
(1/14/63)
Vice President,
Prime Reserve Fund

Alisa Fiumara           Employee, T. Rowe Price; formerly Associate Analyst,
(2/7/74)                Legg Mason (to 2000)
Vice President,
Prime Reserve Fund

Gregory S. Golczewski   Vice President, T. Rowe Price and T. Rowe Price Trust
(1/15/66)               Company
Vice President,
Prime Reserve Fund

Henry H. Hopkins        Director and Vice President, T. Rowe Price Group, Inc.,
(12/23/42)              T. Rowe Price Investment Services, Inc., T. Rowe Price
Vice President,         Services, Inc., and T. Rowe Price Trust Company; Vice
Prime Reserve Fund      President, T. Rowe Price, T. Rowe Price International,
                        Inc., and T. Rowe Price Retirement Plan Services, Inc.


Alan D. Levenson        Vice President, T. Rowe Price and T. Rowe Price Group,
(7/17/58)               Inc.
Vice President,
Prime Reserve Fund

Patricia B. Lippert     Assistant Vice President, T. Rowe Price and T. Rowe
(1/12/53)               Price Investment Services, Inc.
Secretary,
Prime Reserve Fund

Joseph K. Lynagh, CFA   Vice President, T. Rowe Price and T. Rowe Price Group,
(6/9/58)                Inc.
Vice President,
Prime Reserve Fund

James M. McDonald       Vice President, T. Rowe Price, T. Rowe Price Group,
(9/29/49)               Inc., and T. Rowe Price Trust Company
Executive Vice
President,
Prime Reserve Fund

Mary J. Miller          Vice President, T. Rowe Price and T. Rowe Price Group,
(7/19/55)               Inc.
Vice President,
Prime Reserve Fund

Joan R. Potee           Vice President, T. Rowe Price and T. Rowe Price Group,
(11/23/47)              Inc.
Vice President,
Prime Reserve Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name
(Date of Birth)
Title and Fund(s)
Served                  Principal Occupation(s)

Susan G. Troll          Vice President, T. Rowe Price and T. Rowe Price Group,
(8/27/66)               Inc.
Vice President,
Prime Reserve Fund

Lea C. Ward             Assistant Vice President, T. Rowe Price; formerly
(6/5/68)                Customer Finance Analyst, Lucent Technologies (to 2000)
Vice President,
Prime Reserve Fund

Edward A. Wiese, CFA    Vice President, T. Rowe Price, T. Rowe Price Group,
(4/12/59)               Inc., and T. Rowe Price Trust Company; Chief Investment
President,              Officer, Director, and Vice President, T. Rowe Price
Prime Reserve Fund      Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003